Cash and Deposits with Banks - Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash and cash equivalents [abstract]
Cash and deposits with banks	¥ 62,471,453	¥ 57,763,441	¥ 54,696,069
Less: term deposits with original maturities over three months	(532,703)	(532,784)	(627,837)
Less: cash segregated as deposits and others	(735,209)	(514,128)	(667,099)
Add: cash and cash equivalents included in assets held for sale			15,323
Cash and cash equivalents	¥ 61,203,541	¥ 56,716,529	¥ 53,416,456	¥ 46,244,819